SHAREHOLDERS' DEFICIENCY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIENCY)
Schedule of composition of ordinary share capital

	December 31, 2021		June 30, 2022 (unaudited)
		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

Number of shares

Ordinary shares of no-par value	72,423,360	40,528,913	362,116,800	68,575,397

(*)Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022.

	December 31, 2020		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

	Number of shares
Ordinary shares of no-par value (*)	72,423,360	40,433,578	72,423,360	40,528,913
(*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.

Summary of the status of options and changes

	Six months ended June 30, 2022 (unaudited)
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual life
Employees	of options	price	value	(years)

Outstanding at beginning of period	5,325,572	$4.97	$17,854,046	7.42
Granted	1,720,015	$9.03
Exercised	—	—
Forfeited	(116,909)	$8.57
Outstanding at end of period	6,928,678	$5.91	$25,399,916	7.67
Exercisable options	3,818,054	$3.61	$20,872,631	6.38

	Six months ended June 30, 2022 (unaudited)
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual life
Service Providers	of options	price	value	(years)

Outstanding at beginning of period	721,197	$4.34	$2,695,213	6.61
Granted	80,541	$9.61
Exercised	—	—
Forfeited	—	—
Outstanding at end of period	801,738	$4.93	$3,590,197	6.46
Exercisable options	611,449	$3.33	$3,499,300	5.57

	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
Employees	of options	price	value	life (years)
Outstanding at beginning of year	4,062,408	$3.40	$944,820	7.78
Granted	1,321,211	$9.81
Exercised	(4,809)	$4.42
Forfeited and cancelled	(53,238)	$5.16
Outstanding at end of year	5,325,572	$4.97	$17,854,046	7.42
Exercisable options	3,233,657	$3.23	$14,184,527	6.56

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
Service Providers	of options	price	value	life (years)
Outstanding at beginning of year	662,006	$2.79	$313,200	6.91
Granted	140,667	$9.79
Exercised	(81,476)	$1.10
Forfeited and cancelled	—
Outstanding at end of year	721,197	$4.34	$2,695,213	6.61
Exercisable options	580,745	$3.05	$2,649,873	5.89

Summary of the status of RSUs and changes

A summary of the status of RSUs under the Plan as of June 30, 2022 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	1,031,250
Granted	126,729
Forfeited and cancelled	(16,600)
Vested	(70,625)
Outstanding on June 30, 2022	1,070,754

A summary of the status of RSUs under the Plan as of December 31, 2021 and changes during the relevant period ended on that date is presented below:

Number of RSU
Outstanding at beginning of year	—
Granted	1,036,850
Forfeited and cancelled	(5,600)
Outstanding on December 31, 2021	1,031,250

Schedule equity-based compensation expense related

	Six months ended
	June 30,
	2021	2022

Research and development	$169	$2,260
Marketing expenses	7	60
General and administrative	88	1,125
Total share-based compensation expense	$264	$3,445

	Year ended December 31,
	2019	2020	2021
Research and development	$380	$372	$654
Marketing expenses	18	20	7
General and administrative	148	204	151
Total share-based compensation expense	$546	$596	$812